Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document and Entity Information
Entity Registrant Name	ILFC Holdings, Inc.
Entity Central Index Key	0001528540
Document Type	S-1
Document Period End Date	Mar. 31, 2013
Amendment Flag	false
Pre-Effective Amendment Number	6
Entity Filer Category	Non-accelerated Filer